Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of Movements in Other Intangible Assets
Movements in other intangible assets during the first half of 2024 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2024	9,772	73,733	1,808	85,313
Changes in scope of consolidation (a)	1,766	—	—	1,766
Acquisitions and other increases	571	201	41	813
Disposals and other decreases	(49)	(27)	(7)	(83)
Currency translation differences	236	1,050	7	1,293
Transfers	2	12	(1)	13
Gross value at June 30, 2024	12,298	74,969	1,848	89,115
Accumulated amortization and impairment at January 1, 2024 (a)	(3,734)	(55,908)	(1,352)	(60,994)
Amortization expense	—	(1,084)	(52)	(1,136)
Impairment losses, net of reversals (b)	(13)	379	—	366
Disposals and other decreases	49	27	6	82
Currency translation differences	(70)	(701)	(4)	(775)
Transfers	—	(4)	(1)	(5)
Accumulated amortization and impairment at June 30, 2024	(3,768)	(57,291)	(1,403)	(62,462)
Carrying amount at January 1, 2024	6,038	17,825	456	24,319
Carrying amount at June 30, 2024	8,530	17,678	445	26,653
(a)Impact of the acquisition of Inhibrx, Inc (see Note B.1.).
(b)See Note B.4.